Loans to Customers, net - Sale or transfer of credits from the loans to customers (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Jan. 01, 2018 CLP ($)
Financial Assets Held-for-Trading
Loans to customers		$ 24,955,692		$ 39,419,340	$ 27,341,254
Effect on income (loss) gain	$ 267	2,063	$ 4,930
Sale of loans
Financial Assets Held-for-Trading
Sale price	21,876	24,149
Effect on income (loss) gain	267	2,063
Sale of outstanding loans
Financial Assets Held-for-Trading
Sale price	21,876	24,126
Effect on income (loss) gain	$ 267	2,040
Sale of write-off loans
Financial Assets Held-for-Trading
Sale price		23
Effect on income (loss) gain		23
Gross Balance
Financial Assets Held-for-Trading
Loans to customers		25,451,513			27,926,632
Gross Balance | Sale of loans
Financial Assets Held-for-Trading
Loans to customers		33,681			22,567
Gross Balance | Sale of outstanding loans
Financial Assets Held-for-Trading
Loans to customers		33,681			22,567
Accumulated Amortization
Financial Assets Held-for-Trading
Loans to customers		(495,821)	$ (554,769)		(585,378)	$ (569,638)
Accumulated Amortization | Sale of loans
Financial Assets Held-for-Trading
Loans to customers		(11,595)			(958)
Accumulated Amortization | Sale of outstanding loans
Financial Assets Held-for-Trading
Loans to customers		$ (11,595)			$ (958)